RELATED PARTY TRANSACTIONS - Forward Purchase Agreement (Details) - CC NEUBERGER PRINCIPAL HOLDINGS I - $ / shares	12 Months Ended
	Dec. 31, 2020	Apr. 28, 2020
RELATED PARTY TRANSACTIONS
Exercise price of Forward Purchase Warrants (in dollars per share)		$ 11.50
Forward Purchase Agreement with a member of the Sponsor
RELATED PARTY TRANSACTIONS
Units agreed to be purchased, authorized amount	200,000,000
Purchase price per unit (in dollars per share)	$ 10.00
Forward Purchase Agreement with a member of the Sponsor | Class A common stock
RELATED PARTY TRANSACTIONS
Number of Forward Purchase Shares that each unit consists (in shares)	1
Number of shares called by each Forward Purchase Warrant (in shares)	1
Exercise price of Forward Purchase Warrants (in dollars per share)	$ 11.50
Forward Purchase Agreement with a member of the Sponsor | Private placement warrants
RELATED PARTY TRANSACTIONS
Number of Forward Purchase Warrants that each unit consists (in shares)	0.25